Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Space Monkey Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 8)	8,300
Goodwill	7,402
Total estimated fair value of the assets acquired and liabilities assumed	$15,000

Wildfire Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 8)	2,900
Goodwill	504
Total cash consideration	$3,500